FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2016
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2016	2015
						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$10,000	$12,500
Adjustable	08/11/17	09/01/17	0.43%	0.60%	0.64%	6,109	105,305

Total						$16,109	$117,805

Maturities of Federal Home Loan Bank Long-Term Advances

Weighted-
Maturing During		Average
Fiscal Year Ended		Interest
June 30:	Amount	Rate
(Dollars in Thousands)
2017	$—	—%
2018	16,108	2.88
2019	—	—
2020	—	—
2021 and thereafter	—	—

Total	$16,109	2.88%

Schedule of Federal Home Loan Bank Short-Term Advances

	2016	2015
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$144,027	$37,830
Average balance during the year	47,413	23,496
Maximum month-end balance during the year	144,027	37,830
Average interest rate during the year	0.50%	0.31%
Weighted-average rate at year-end	0.54%	0.32%